Trade and other receivables - Schedule of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current Assets
Derivative financial instruments	$ 0.3	$ 0.3
Non-current trade and other receivables	0.3	0.3
Current Assets
Trade receivables	54.0	40.5
Amounts owed by joint ventures and associates	1.8	2.8
Other receivables	4.2	3.1
Prepayments and accrued income	10.5	9.4
Derivative financial instruments	2.1	1.8
Current trade and other receivables	$ 72.6	$ 57.6